UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments Minnesota Municipal Income Fund II, Inc.

December 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 96.21%
Corporate-Backed Revenue Bonds – 5.36%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$5,500,000	$3,812,545
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	3,325,000	2,536,144
Minneapolis Community Development Agency Supported (Limited Tax Common Bond Fund)
Series A 6.75% 12/1/25 (AMT)	865,000	831,282
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,000,000	582,420
		7,762,391
Education Revenue Bonds – 3.74%
Minnesota State Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/28	1,500,000	1,056,795
(Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	983,150
(College of St. Benedict) Series 5-W 5.00% 3/1/20	2,000,000	1,850,280
(St. Mary's University) Series 5-U 4.80% 10/1/23	1,400,000	1,197,042
University of the Virgin Islands Improvement Series A 5.375% 6/1/34	500,000	336,590
		5,423,857
Electric Revenue Bonds – 14.44%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	250,000	241,655
Minnesota Municipal Power Agency Electric Revenue Series A
5.00% 10/1/34	1,900,000	1,548,842
5.25% 10/1/19	1,610,000	1,593,594
Southern Minnesota Municipal Power Supply System Agency Series A 5.25% 1/1/14 (AMBAC)	12,000,000	12,989,999
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (MBIA)	5,000,000	4,534,800
		20,908,890
Escrowed to Maturity Bonds – 18.16%
Dakota-Washington Counties Housing & Redevelopment Authority Revenue
(Bloomington Single Family Residential Mortgage) 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	7,055,000	9,642,209
Southern Minnesota Municipal Power Agency Supply System Revenue
Series B Refunding 5.50% 1/1/15 (AMBAC)	390,000	412,971
St. Paul Housing & Redevelopment Authority Sales Tax (Civic Center Project)
5.55% 11/1/23	4,200,000	4,374,510
5.55% 11/1/23 (MBIA)	2,300,000	2,395,565
University of Minnesota Hospital & Clinics 6.75% 12/1/16	2,580,000	3,143,756
University of Minnesota Series A 5.50% 7/1/21	4,000,000	4,533,400
Western Minnesota Municipal Power Agency Supply Revenue Series A 6.625% 1/1/16	1,535,000	1,799,956
		26,302,367
Health Care Revenue Bonds – 10.89%
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services) 5.00% 9/1/24 (RADIAN)	1,500,000	1,245,885
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 5.00% 4/1/25	2,000,000	1,428,600
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital) 5.25% 5/1/37	1,000,000	729,390
(North Memorial Health Care) 5.00% 9/1/29	1,515,000	1,072,635
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	600,000	596,334
Series D 5.00% 11/15/34 (AMBAC)	2,000,000	1,512,240
Minnesota Agricultural & Economic Development Board Revenue Un-Refunded Balance
(Fairview Health Care System) Series A
5.75% 11/15/26 (MBIA)	100,000	85,139
6.375% 11/15/29	195,000	182,824
North Oaks Senior Housing Revenue (Presbyterian Homes) 6.25% 10/1/47	1,500,000	871,470

Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,560,000	1,034,342
St. Louis Park Health Care Facilities Revenue Refunding (Park Nicollet Health Services) Series C 5.50% 7/1/23	1,000,000	865,960
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (MBIA)	1,380,000	1,238,136
(Health Partners Obligation Group Project) 5.25% 5/15/36	2,000,000	1,168,680
(Regions Hospital Project) 5.30% 5/15/28	1,000,000	679,180
St. Paul Housing & Redevelopment Authority Revenue
(Franciscan Health Project-Elderly) 5.40% 11/20/42 (GNMA) (FHA)	2,700,000	2,311,390
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation Group) 5.00% 7/1/23	1,010,000	753,753
		15,775,958
Housing Revenue Bonds – 7.99%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	1,105,000	1,040,137
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
5.85% 10/1/30 (GNMA) (FNMA) (AMT)	11,000	9,913
@Harmony Multifamily Housing Revenue Refunding (Zedakah Foundation Project)
Series A 5.95% 9/1/20 (HUD Section 8)	1,000,000	701,480
Minneapolis Multifamily Housing Revenue
•(Gaar Scott Loft Project) 5.95% 5/1/30 (AMT) (LOC - U.S. Bank N.A.)	920,000	924,710
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	800,000	799,960
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	2,000,000	1,680,880
(Sumner Housing Project) Series A 5.15% 2/20/45 (GNMA) (AMT)	2,000,000	1,495,680
Minnesota Housing Finance Agency Revenue
(Rental Housing)
Series A 5.00% 2/1/35 (AMT)	1,000,000	757,840
Series D 5.95% 2/1/18 (MBIA)	130,000	130,417
(Residential Housing)
Series B-1 5.35% 1/1/33 (AMT)	1,675,000	1,381,054
•Series D 4.749% 7/1/32 (AMT)	1,000,000	738,710
Series I 5.15% 7/1/38 (AMT)	745,000	574,350
(Single Family Mortgage) Series J 5.90% 7/1/28 (AMT)	770,000	708,192
Washington County Housing & Redevelopment Authority Revenue Refunding
(Woodland Park Apartments Project) 4.70% 10/1/32	750,000	633,203
		11,576,526
Lease Revenue Bonds – 6.57%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)
5.125% 2/1/24	205,000	223,403
5.20% 2/1/29	410,000	449,044
Puerto Rico Public Buildings Authority Revenue Un-Refunded Balance (Guaranteed Government Facilities Bond)
Series D 5.25% 7/1/27	530,000	410,406
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,385,000	2,409,899
5.25% 12/1/27	2,800,000	2,818,564
(Robert Street Office Building Project) Series 3-11 5.00% 12/1/27	2,000,000	1,985,420
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	680,000	516,963
5.375% 10/1/30	965,000	698,342
		9,512,041
Local General Obligation Bonds – 8.65%
Dakota County Community Development Agency Governmental Housing Refunding
(Senior Housing Facilities) Series A 5.00% 1/1/23	1,100,000	1,113,640
Hennepin County Series B 5.00% 12/1/18	2,300,000	2,364,515
Minneapolis Special School District #1 5.00% 2/1/19 (FSA)	1,175,000	1,217,700
Morris Independent School District #769 5.00% 2/1/28 (MBIA)	3,750,000	4,060,124
Washington County Housing & Redevelopment Authority Refunding Series B
5.50% 2/1/22 (MBIA)	1,705,000	1,718,828
5.50% 2/1/32 (MBIA)	2,140,000	2,053,523
		12,528,330

§Pre-Refunded Bonds – 7.92%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)
5.125% 2/1/24-14	295,000	321,482
5.20% 2/1/29-14	590,000	646,186
Minneapolis Community Development Agency (Limited Tax Common Bond Fund)
Series G-1 5.70% 12/1/19-11	1,100,000	1,201,486
Series G-3 5.45% 12/1/31-11	1,000,000	1,101,500
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series D 5.25% 7/1/38-12	1,000,000	1,104,870
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series D 5.25% 7/1/27-12	1,470,000	1,608,033
Southern Minnesota Municipal Power Agency Supply Revenue Refunding Series A 5.75% 1/1/18-13	3,715,000	4,050,390
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,250,000	1,439,138
		11,473,085
Special Tax Revenue Bonds – 1.54%
Minneapolis Community Development Agency Supported Common Bond Fund Series 5 5.70% 12/1/27	375,000	375,458
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund) Series 1 5.50% 12/1/24 (AMT)	1,000,000	927,090
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	539,472
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan Notes) Series A 5.25% 10/1/23	500,000	382,280
		2,224,300
State General Obligation Bonds – 3.14%
Puerto Rico Commonwealth Public Improvement Refunding Series A
5.00% 7/1/16 (Assured Gty)	750,000	732,150
5.25% 7/1/15	1,100,000	1,017,324
5.50% 7/1/17	1,100,000	996,941
Refunding 5.50% 7/1/19 (MBIA)	1,000,000	880,940
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	925,610
		4,552,965
Transportation Revenue Bonds – 7.81%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Series A
5.00% 1/1/22 (MBIA)	3,000,000	2,941,049
5.00% 1/1/28 (MBIA)	2,120,000	1,953,771
5.25% 1/1/16 (MBIA)	1,000,000	1,052,580
Series B
5.00% 1/1/35 (AMBAC)	2,000,000	1,767,020
5.25% 1/1/24 (FGIC) (AMT)	1,000,000	824,100
St. Paul Housing & Redevelopment Authority Parking Revenue (Block 19 Ramp Project)
Series A 5.35% 8/1/29 (FSA)	3,350,000	2,775,509
		11,314,029
Total Municipal Bonds (cost $150,410,611)		139,354,739
•Short-Term Investments – 1.73%
Variable Rate Demand Notes – 1.73%
Minneapolis Health Care System Revenue (Fairview Health Service) Series E 0.64% 11/15/47	500,000	500,000
University of Minnesota Series C 0.55% 12/1/36	2,000,000	2,000,000
Total Variable Rate Demand Notes (cost $2,500,000)		2,500,000

Total Value of Securities – 97.94%
(cost $152,910,611)		141,854,739
Receivables and Other Assets Net of Liabilities (See Notes) – 2.06%		2,980,574
Net Assets Applicable to 11,504,975 Shares Outstanding – 100.00%		$144,835,313

@Illiquid security. At December 31, 2008, the aggregate amount of illiquid securities was $701,480, which represented 0.48% of the Fund's net assets. See Note 3 in "Notes."
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of December 31, 2008.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
Assured Gty – Insured by Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
HUD – Housing and Urban Development
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
VA – Veterans Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$152,910,611
Aggregate unrealized appreciation	4,878,109
Aggregate unrealized depreciation	(15,933,981)
Net unrealized depreciation	$(11,055,872)

For federal income tax purposes, at March 31, 2008, capital loss carryforwards of $194,046 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $175,804 expires in 2009, $8,416 expires in 2010, and $9,826 expires in 2013.

Effective April 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008:

Securities
Level 1	$-
Level 2	141,854,739
Level 3	-
Total	$141,854,739

There were no Level 1 or Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At December 31, 2008, 30.18% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: